Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling and marketing expenses
Schedule of selling and marketing expenses

	2021	2020	2019
Advertising costs	(266,906)	(164,929)	(81,814)
Employee benefits expenses	(3,261)	(827)	(366)
	(270,167)	(165,756)	(82,180)